Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER COMMON SHARE [Abstract]
Loss per share, basic and diluted
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(192,961)	$(192,110)	$(268,718)
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(5,144)	(7,178)	(10,241)
Plus:
Tender Offer — Redemption of preferred stock Series G and H including $16,863 of undeclared preferred dividend cancelled	—	45,680	—
Gain from eliminated dividend on preferred stock due to conversion	166	—	—
Loss attributable to Navios Holdings common stockholders, basic and diluted	$(197,939)	$(153,608)	$(278,959)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — adjusted weighted shares	12,896,568	12,356,024	11,958,959
Basic and diluted net loss per share attributable to Navios Holdings common stockholders	$(15.35)	$(12.43)	$(23.33)